Other non-current liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other non-current liabilities	30. Other non-current liabilities

	2017	2016
	£m	£m
Accruals and deferred income	104	66
Consumer Healthcare put option liability	—	7,420
Other payables	877	959

	981	8,445